As filed with the Securities and Exchange Commission on August 14, 2018.

Registration Nos. 333-155709

811-22255

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 108	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 110	☒

(Check Appropriate Box or Boxes)

COLUMBIA ETF TRUST II

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts, 02110

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (888) 800-4347

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110	Ryan C. Larrenaga, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110
(Name and Address of Agents for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia Beyond BRICs ETF, Columbia EM Core ex-China ETF, Columbia EM Quality Dividend ETF, Columbia Emerging Markets Consumer ETF, Columbia India Consumer ETF, Columbia India Infrastructure ETF and Columbia India Small Cap ETF series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,

COLUMBIA ETF TRUST II, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration

Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on

the 14th day of August, 2018.

COLUMBIA ETF TRUST II

By:	/s/ Christopher O. Petersen
Christopher O. Petersen
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 14th day of August, 2018.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen Christopher O. Petersen	President (Principal Executive Officer)	/s/ Brian J. Gallagher* Brian J. Gallagher	Trustee

/s/ Michael G. Clarke* Michael G. Clarke	Chief Financial Officer (Principal Financial Officer) Chief Accounting Officer (Principal Accounting Officer)	/s/ Catherine James Paglia* Catherine James Paglia	Trustee

/s/ Edward J. Boudreau, Jr.* Edward J. Boudreau, Jr.	Chair of the Board	/s/ Anthony M. Santomero* Anthony M. Santomero	Trustee

/s/ George S. Batejan* George S. Batejan	Trustee	/s/ Minor M. Shaw* Minor M. Shaw	Trustee

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Trustee	/s/ William F. Truscott* William F. Truscott	Trustee

/s/ Pamela G. Carlton* Pamela G. Carlton	Trustee	/s/ Sandra Yeager* Sandra Yeager	Trustee

/s/ William P. Carmichael* William P. Carmichael	Trustee

/s/ Patricia M. Flynn* Patricia M. Flynn	Trustee

*	By: /s/ Joseph D’Alessandro

Name: Joseph D’Alessandro**

             Attorney-in-fact

**

Executed by Joseph D’Alessandro on behalf of Michael G. Clarke pursuant to a Power of Attorney, dated September 12, 2016, and incorporated by reference to Post-Effective Amendment No.105 to Registration Statement No. 333-155709 (Exhibit (q)(2)), filed with the Commission on July 28, 2017, and on behalf of each of the Trustees pursuant to a Trustees’ Power of Attorney, dated January 1, 2018, and incorporated by reference to Post-Effective Amendment No.107 to Registration Statement No. 333-155709 of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on July 26, 2018.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase